Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				12 Months Ended
	May 31, 2024		May 31, 2023		Feb. 29, 2024		Feb. 28, 2023
Income Statement [Abstract]
Revenue	$ 188,793		$ 19,562		$ 458,752		$ 382,832
Cost of revenue (exclusive of depreciation and amortization, shown separately below)	(173,581)		(17,718)		(397,532)		(354,921)
Gross profit	15,212		1,844		61,220		27,911
Operating Expenses
Salaries and benefits	626,752		407,609		1,604,487		2,124,296
Stock based compensation	16,394				116,512
General and administrative	27,555		69,103		152,106		209,561
Sales and marketing	156,188		40,781		484,250		707,137
Professional service fees	523,873		134,370		1,421,508		615,432
Technology	184,669		35,893		311,430		551,418
Organization costs	28,737				25,000
Depreciation and amortization	287,586		336,339		1,468,762		707,238
Other expenses	115,859		7,730		156,522		64,684
Total Operating Expenses	1,967,613		1,031,825		5,740,577		4,979,766
Operating loss	(1,952,401)		(1,029,981)		(5,679,357)		(4,951,855)
Other Income (Expenses)
Loss on disposal of assets					(14,718)
Gain on extinguishment of liability					166,890
Loss on promissory note receivable					(1,567,665)
Interest income (expense), net	(35,225)		(65,390)		(48,620)		(71,871)
Other Income (expense)					486,633		(9,770)
Total other income (expense)	(35,225)		(65,390)		(977,480)		(81,641)
Net loss from continuing operations before taxes	(1,987,626)		(1,095,371)		(6,656,837)		(5,033,496)
Provision for income taxes
Net loss from continuing operations	(1,987,626)		(1,095,371)		(6,656,837)		(5,033,496)
Net gain from discontinued operations, net of taxes	8,909				(675,314)
Net loss	(1,978,717)		(1,095,371)		(7,332,151)		(5,033,496)
Preferred dividends	(10,688)				(7,125)
Net Loss Applicable to Common Stockholders	$ (1,989,405)		$ (1,095,371)		$ (7,339,276)		$ (5,033,496)
Basic loss per common share from continuing operations	$ (1.56)	[1]	$ (13.14)	[1]	$ (29.16)	[2]	$ (70.32)	[2]
Diluted loss per common share from continuing operations	(1.56)	[1]	(13.14)	[1]	(29.16)	[2]	(70.32)	[2]
Basic loss per common share from discontinued operations	0.01	[1]		[1]	(2.96)	[2]		[2]
Diluted loss per common share from discontinued operations	0.01	[1]		[1]	(2.96)	[2]		[2]
Basic loss per common share	(1.55)	[1]	(13.14)	[1]	(32.12)	[2]	(70.32)	[2]
Diluted loss per common share	$ (1.55)	[1]	$ (13.14)	[1]	$ (32.12)	[2]	$ (70.32)	[2]
Basic weighted average number of common shares	1,279,165	[1]	83,371	[1]	228,274	[2]	71,581	[2]
Diluted weighted average number of common shares	1,279,165	[1]	83,371	[1]	228,274	[2]	71,581	[2]

[1]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued 83,371 shares of Sigma Additive Solutions, Inc. common stock in exchange for 100% of the issued and outstanding capital stock of NextTrip at the time of the reverse acquisition. The Company has reflected this transaction retroactively in these financial statements.
[2]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued 83,371 shares of Sigma Additive Solutions, Inc. common stock in exchange for 100% of the issued and outstanding capital stock of NextTrip at the time of the reverse acquisition. The Company has reflected this transaction retroactively in these financial statements.